Land Use Right (Details) - Schedule of future amortization	Sep. 30, 2021 USD ($)
Schedule of future amortization [Abstract]
2022	$ 123,217
2023	123,217
2024	123,217
2025	123,217
2026 and thereafter	4,017,981
Total of future amortization	$ 4,510,849